Note 2 - Investments (Details) - Net Unrealized Gains for Investments Classified as Available-for-sale (USD $)	Dec. 31, 2013	Dec. 31, 2012
Net Unrealized Gains for Investments Classified as Available-for-sale [Abstract]
Net unrealized appreciation on available-for sale securities	$ 15,442,886	$ 44,222,622
Adjustment to deferred acquisition costs	(418,419)	(1,312,922)
Deferred income taxes	(5,108,319)	(14,821,597)
Net unrealized appreciation on available-for sale securities	$ 9,916,148	$ 28,088,103